Debt and Lease Liabilities - Maturities of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 6,907,392
Less: Amount representing interest	1,471,404
Lease liabilities	5,435,988	$ 5,386,639
2026
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	2,027,418
2027
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,792,087
2028
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,162,194
2029
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	721,198
2030
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	504,197
Thereafter
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 700,298